UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 98.3%
California 97.8%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 1.7% *, 11/1/2029, Wells Fargo Bank NA (a)	1,977,000	1,977,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Arbors Apartments, Series A, 1.4% *, 12/15/2032	1,400,000	1,400,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 1.55% *, 12/15/2032	7,400,000	7,400,000
California, Austin Trust, Various States:
Series 2008-3044X, 144A, 1.56% *, 8/1/2031(b)	4,000,000	4,000,000
Series 2008-1065, 144A, 1.56% *, 3/1/2033	10,000,000	10,000,000
California, Bay Area Toll Authority Bridge Revenue, Series R-12019, 144A, 1.5% *, 4/1/2031	5,015,000	5,015,000
California, Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area, Series D-1, 1.15% *, 4/1/2045	6,000,000	6,000,000

California, Communities Program Note Participations, Tax & Revenue Anticipation Notes, Series A-4, 3.0%, 6/30/2009 (c)	1,000,000	1,013,340
California, Educational Facilities Authority Revenue, Charles R. Drew University, 1.4% *, 11/1/2042, Sovereign Bank FSB (a)	3,000,000	3,000,000
California, Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 1.33% *, 6/1/2041	1,700,000	1,700,000
California, Infrastructure & Economic Development Bank, Industrial Revenue, Pocino Foods Co. Project, Series A, AMT, 1.55% *, 6/1/2031, Wells Fargo Bank NA (a)	3,625,000	3,625,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 1.53% *, 7/1/2037 (b)	1,200,000	1,200,000
California, Macon Trust, Various States, Series 2007-336, 144A, 1.62% *, 9/1/2011, Bank of America NA (a)	1,680,000	1,680,000
California, Multi-Family Housing Finance Agency Revenue, Series C, AMT, 3.0% *, 2/1/2033	6,200,000	6,200,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, AMT, 144A, 1.7% *, 1/1/2020, JPMorgan Chase Bank (a)	10,130,000	10,130,000
California, RBC Municipal Products, Inc. Trust, Various States, Series E-3, AMT, 144A, 1.65% *, 9/1/2037, Royal Bank of Canada (a)	4,495,000	4,495,000
California, State Center Community College District, Series 1972, 144A, 1.58% *, 2/1/2015 (b)	4,595,000	4,595,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-14, 1.35% *, 5/1/2022, Westdeutsche Landesbank (a)	680,000	680,000
Series G-2, 1.4% *, 5/1/2011, Lloyds TSB Bank PLC (a)	530,000	530,000
Series C-17, 1.45% *, 5/1/2022, Bank of New York (a)	2,600,000	2,600,000
California, State Economic Recovery:
Series C-16, 1.25% *, 7/1/2023 (b)	9,250,000	9,250,000
Series 452, 144A, 2.05% *, 1/1/2012 (b)	2,015,000	2,015,000
Series B, 5.0% **, 7/1/2023	5,000,000	5,000,000
California, State General Obligation:
Series C-1, 1.32% *, 5/1/2033, Landesbank Hessen-Thuringen (a)	800,000	800,000
Series DCL-009, 144A, 1.55% *, 8/1/2027 (b)	3,790,000	3,790,000
Series 2178, 144A, 1.57% *, 12/1/2037	8,591,000	8,591,000
California, State General Obligation, Daily Kindergarten University, Series A-3, 2.85% *, 5/1/2034, Citibank NA (a)	790,000	790,000
California, State General Obligation, Weekly Kindergarten University, Series A-8, 1.25% *, 5/1/2034, Citibank NA (a)	2,000,000	2,000,000
California, Statewide Communities Development, Series 2114, AMT, 144A, 1.61% *, 9/1/2046	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 1.65% *, 5/15/2016, JPMorgan Chase Bank (a)	3,100,000	3,100,000
Series 2681, 144A, AMT, 1.8% *, 5/15/2018, JPMorgan Chase Bank (a)	2,000,000	2,000,000
Series R-13057CE, 144A, AMT, 1.82% *, 12/1/2041	5,000,000	5,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, IAC Project, Series W-3, AMT, 1.53% *, 4/1/2025, Wells Fargo Bank NA (a)	1,100,000	1,100,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 1.61% *, 10/1/2036	3,000,000	3,000,000
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Project, Series A, 1.28% *, 8/1/2020, Wells Fargo Bank NA (a)	2,400,000	2,400,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 1.55% *, 12/1/2032, Citibank NA (a)	1,175,000	1,175,000
Fresno, CA, Water System Revenue, Municipal Securities Trust Receipts, SGA 153, “A”, 144A, 1.6% *, 6/1/2024, Societe Generale (a)	4,700,000	4,700,000
Grant, CA, Joint Union High School District, Certificates of Participation, School Facility Bridge Funding Program:
1.8% *, 9/1/2015 (b)	1,200,000	1,200,000
1.8% *, 9/1/2034 (b)	2,225,000	2,225,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.58% *, 3/15/2033	2,200,000	2,200,000
Irvine, CA, Improvement Board Act of 1915, Assessment District Number 03-19, Series B, 2.3% *, 9/2/2029, Bank of New York (a)	3,403,000	3,403,000
Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 1.35% *, 9/1/2009, Bank One NA (a)	2,310,000	2,310,000

Los Angeles, CA, Water and Power Revenue:
	Series A-5, 1.23% *, 7/1/2035		2,000,000	2,000,000
	Series A-6, 1.5% *, 7/1/2035		3,000,000	3,000,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series 837, 144A, 2.02% *, 7/1/2023 (b)			2,875,000	2,875,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 1.35% *, 12/1/2032			10,300,000	10,300,000
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 1.35% *, 4/1/2031			9,380,000	9,380,000
Novato, CA, Multi-Family Revenue, Senior Housing Project, 1.35% *, 10/1/2032, Bank of the West (a)			2,120,000	2,120,000
Orange County, CA, Water District Revenue, 1.85%, 7/17/2008			1,450,000	1,450,000
Poway, CA, Unified School District, Series R-12224, 144A, 1.55% *, 8/1/2030 (b)			1,610,000	1,610,000
San Diego, CA, Certificates of Participation, 1.53% *, 12/1/2028, Comerica Bank (a)			1,915,000	1,915,000
San Francisco, CA, Bay Area Rapid Transit District, Series R-12222, 144A, 1.5% *, 8/1/2035			4,950,000	4,950,000
San Francisco, CA, City & County, Multi-Family Housing Revenue, Carter Terrace Apartments, Series B, AMT, 1.7% *, 3/1/2036, Citibank NA (a)			940,000	940,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 1.7% *, 12/1/2019, Citibank NA (a)			1,795,000	1,795,000
San Mateo County, CA, Community College District, Series 2175, 144A, 2.02% *, 9/1/2032 (b)			1,445,000	1,445,000
Santa Clara, CA, Electric Revenue, Series B, 1.28% *, 7/1/2027, Dexia Credit Local Bank (a)			5,000,000	5,000,000
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Valley Medical Center Project, Series B, 1.43% *, 8/1/2015, State Street Bank & Trust Co. (a)			2,100,000	2,100,000
Santa Clara Valley, CA, Transportation Authority Sales Tax Revenue, Series D-33, 144A, 2.34% *, 4/1/2026 (b)			2,585,000	2,585,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 1.2% *, 7/1/2037			1,000,000	1,000,000
Triunfo County, CA, Sanitation District Revenue, 1.35% *, 6/1/2019, BNP Paribas (a)			2,400,000	2,400,000
Ventura County, CA, Tax & Revenue Anticipation Notes, 4.5%, 7/1/2008			2,000,000	2,000,000

				204,154,340
Puerto Rico 0.5%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 1.6% *, 12/1/2030			1,000,000	1,000,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $205,154,340) †			98.3	205,154,340
Other Assets and Liabilities, Net			1.7	3,537,930

Net Assets			100.0	208,692,270

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of June 30, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

†	The cost for federal income tax purposes was $205,154,340.
(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	AMBAC Financial Group	3.2
	Financial Security Assurance, Inc.	13.0
	MBIA Corp.	1.7

a(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008